Revenue Recognition (Details) - Schedule of trade receivables, contract assets (unbilled receivables) and contract liabilities (deferred revenues) from contracts with customers - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Schedule of trade receivables, contract assets (unbilled receivables) and contract liabilities (deferred revenues) from contracts with customers [Abstract]
Trade receivables (net of allowance)	$ 111,059	$ 96,694
Deferred revenues	$ 8,793	$ 8,724